Annual Fund Operating Expenses - Xtrackers MSCI Emerging Markets Hedged Equity ETF - Xtrackers MSCI Emerging Markets Hedged Equity ETF	Oct. 01, 2020
Operating Expenses:
Management fee	0.65%
Other Expenses	0.01%	[1]
Total annual fund operating expenses	0.66%

[1]	Other Expenses include interest expense of 0.01%.